Convertible Promissory Notes Payable (Tables)	6 Months Ended
Jun. 30, 2016
Convertible Promissory Notes Payable Tables
Schedule of convertible promissory note
Principal amount, June 30, 2016	$77,750

Less unamortized debt issuance costs	(7,254)

70,496

Less amounts due within one year	(70,496)

$-